MARKET RISK BENEFITS - Schedule of Net Balance of Market Risk Benefit Asset and Liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Market Risk Benefit [Roll Forward]
Balance, beginning of period	$ 55	$ 114
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	39	112
Acquisition from business combination	2,376	0
Derecognition	(129)	0
Issuance	3	35
Interest accrual	24	3
Attributed fees collected	52	21
Benefits payments	0	0
Effect of changes in interest rates	138	(14)
Effect of changes in equity markets	(24)	6
Effect of changes in equity index volatility	(24)	(31)
Effect of changes in future expected policyholder behavior	(8)	(7)
Effect of changes in other future expected assumptions	67	(21)
Balance, end of period, before the effect of changes in the instrument-specific credit risk	2,514	104
Effect of changes in the ending instrument-specific credit risk	58	14
Balance, end of period	2,572	118	$ 55
Less: Reinsured MRB, end of period	(618)	0
Balance, end of period, net of reinsurance	1,954	118
Net amount at risk	$ 12,051	$ 806
Weighted average attained age of contract holders (years)	71 years	65 years